Borrowings - Summary of Bank Loans (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)
Disclosure of detailed information about borrowings [line items]
Less: current portion	$ 2,250,121	$ 80,133	$ 5,112,768
Financial liabilities for hedging - current	5,277,325	187,939	3,233,301
Noncurrent portion	102,259,378	3,641,716	135,965,830
Bank loans [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	107,392,223	3,824,510	130,085,354
Less: current portion	2,250,121	80,133	5,017,970
Financial liabilities for hedging - current	1,970,307	70,168
Financial liabilities for hedging - non-current	5,910,919	210,503
Noncurrent portion	97,260,876	3,463,706	125,067,384
Bank loans [member] | Cost [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	107,496,546	3,828,225	130,095,646
Bank loans [member] | Cost [member] | Syndicated bank loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	12,536,424	446,454	20,000,000
Bank loans [member] | Cost [member] | Other loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	84,146,125	2,996,657	105,214,824
Bank loans [member] | Cost [member] | Mortgage loans [Member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	10,813,997	385,114	4,880,822
Bank loans [member] | Net Unamortized Debt Issue Costs [member]
Disclosure of detailed information about borrowings [line items]
Long-term borrowings	$ 104,323	$ 3,715	$ 10,292